Consolidated Statement of Cash Flow In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Cash flow from operating activities:
Profit of consolidated and affiliated companies	$ 3,803	$ 5,722	$ 4,981
Adjustments for non-cash items:
Depreciation and amortization	3,087	2,813	2,527
Net gain from sale of businesses and investments	(68)	(630)	(128)
Goodwill impairment charge	0	580	0
Other	550	439	585
Changes in assets and liabilities, net of acquisitions and divestitures:
Receivables - trade and other	835	(15)	(1,409)
Inventories	2,658	(1,149)	(2,927)
Accounts payable	134	(1,868)	1,555
Accrued expenses	(108)	126	255
Accrued wages, salaries and employee benefits	(279)	(490)	619
Customer advances	(301)	83	237
Other assets - net	(49)	252	(91)
Other liabilities - net	(71)	(679)	753
Net cash provided by (used for) operating activities	10,191	5,184	6,957
Cash flow from investing activities:
Capital expenditures - excluding equipment leased to others	(2,522)	(3,350)	(2,515)
Expenditures for equipment leased to others	(1,924)	(1,726)	(1,409)
Proceeds from disposals of leased assets and property, plant and equipment	844	1,117	1,354
Additions to finance receivables	(11,422)	(12,010)	(10,001)
Collections of finance receivables	9,567	8,995	8,874
Proceeds from sale of finance receivables	220	132	207
Investments and acquisitions (net of cash acquired)	(195)	(618)	(8,184)
Proceeds from sale of businesses and investments (net of cash sold)	365	1,199	376
Proceeds from sale of available-for-sale securities	449	306	247
Investments in available-for-sale securities	(402)	(402)	(336)
Other - net	(26)	167	(40)
Net cash provided by (used for) investing activities	(5,046)	(6,190)	(11,427)
Cash flow from financing activities:
Dividends paid	(1,111)	(1,617)	(1,159)
Distribution to noncontrolling interests	(13)	(6)	(3)
Common stock issued, including treasury shares reissued	128	52	123
Treasury shares purchased	(2,000)	0	0
Excess tax benefit from stock-based compensation	96	192	189
Acquisitions of redeemable noncontrolling interests	0	(444)	0
Acquisitions of noncontrolling interests	0	(5)	(8)
Proceeds from debt issued (original maturities greater than three months):
Machinery and Power Systems	195	2,209	4,587
Financial Products	9,133	13,806	10,873
Payments on debt (original maturities greater than three months):
Machinery and Power Systems	(1,769)	(1,107)	(2,269)
Financial Products	(9,101)	(9,940)	(8,277)
Short-term borrowings - net (original maturities three months or less)	(69)	466	(37)
Net cash provided by (used for) financing activities	(4,511)	3,606	4,019
Effect of exchange rate changes on cash	(43)	(167)	(84)
Increase (decrease) in cash and short-term investments	591	2,433	(535)
Cash and short-term investments at beginning of period	5,490	3,057	3,592
Cash and short-term investments at end of period	6,081	5,490	3,057
Non-cash activities:
Debt exchange original debentures amount	1,325
Debt exchange new debentures amount	1,722
Debt exchange new debentures interest rate (as a percent)	3.803%
Debt exchange new debentures due date (year)	2042
Debt exchange cash paid	$ 179